Other income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Insurance claims	$ 2,092	$ 6,861	$ 14,987
Other income	2,584	11,648	1,425
Total other income	4,676	$ 18,509	$ 16,412
CAMEROON
Disclosure of disaggregation of revenue from contracts with customers [line items]
Insurance claims	$ 8,700